Lease - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Presentation Of Leases For Lessee [Abstract]
Interest expense relating to lease liabilities (included in finance cost)	₩ 277
Expense relating to short-term leases	322
Expense relating to leases of low-value assets that are not short-term leases	₩ 10